Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Apr. 14, 2016	Jun. 30, 2015
Entity Registrant Name	Amchi Gendynamy Science Corp
Entity Central Index Key	0001610764
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		247,207,994
Entity Public Float			$ 0
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false